Note 11 - Intangible Assets, Net - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		$ 1,561,559
Values at the end of the year		1,429,056		$ 1,561,559
Information system projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		68,533
Values at the end of the year		59,993		68,533
Licenses, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year	[1]	89,970
Values at the end of the year	[1]	167,969		89,970
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		1,320,245
Values at the end of the year		1,085,968		1,320,245
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		82,811
Values at the end of the year		115,126		82,811
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		5,326,500		5,189,988
Currency translation adjustment		(3,730)		(2,955)
Increase due to business combinations		526,846	[2]	114,466	[3]
Additions		25,567		36,259
Transfers / Reclassifications		(1,393)		(4,665)
Disposals		(4,825)		(6,593)
Values at the end of the year		5,868,965		5,326,500
Gross carrying amount [member] | Information system projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		604,870		580,622
Currency translation adjustment		1,108		(1,917)
Increase due to business combinations		11,563	[2]	405	[3]
Additions		24,965		35,487
Transfers / Reclassifications		(1,393)		(4,665)
Disposals		(3,761)		(5,062)
Values at the end of the year		637,352		604,870
Gross carrying amount [member] | Licenses, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year	[1]	463,742		464,571
Currency translation adjustment	[1]	220		(70)
Increase due to business combinations	[1]	87,000	[2]		[3]
Additions	[1]	602		772
Transfers / Reclassifications	[1]
Disposals	[1]	(1,064)		(1,531)
Values at the end of the year	[1]	550,500		463,742
Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		2,117,837		2,085,936
Currency translation adjustment		(5,058)		(968)
Increase due to business combinations		357,183	[2]	32,869	[3]
Additions
Transfers / Reclassifications
Disposals
Values at the end of the year		2,469,962		2,117,837
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		2,140,051		2,058,859
Currency translation adjustment
Increase due to business combinations		71,100	[2]	81,192	[3]
Additions
Transfers / Reclassifications
Disposals
Values at the end of the year		2,211,151		2,140,051
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		3,764,941		3,724,023
Currency translation adjustment		889		(1,734)
Impairment charge		586,402
Transfers / Reclassifications		931
Disposals		(3,730)		(5,263)
Amortization charge		90,476		47,915
Values at the end of the year		4,439,909		3,764,941
Accumulated depreciation, amortisation and impairment [member] | Information system projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		536,337		513,984
Currency translation adjustment		890		(1,734)
Impairment charge
Transfers / Reclassifications		931
Disposals		(3,730)		(4,850)
Amortization charge		42,931		28,937
Values at the end of the year		577,359		536,337
Accumulated depreciation, amortisation and impairment [member] | Licenses, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year	[1]	373,772		373,466
Currency translation adjustment	[1]	(1)
Impairment charge	[1]
Transfers / Reclassifications	[1]
Disposals	[1]			(413)
Amortization charge	[1]	8,760		719
Values at the end of the year	[1]	382,531		373,772
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		797,592		797,592
Currency translation adjustment
Impairment charge		586,402
Transfers / Reclassifications
Disposals
Amortization charge
Values at the end of the year		1,383,994		797,592
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		2,057,240		2,038,981
Currency translation adjustment
Impairment charge
Transfers / Reclassifications
Disposals
Amortization charge		38,785		18,259
Values at the end of the year		$ 2,096,025		$ 2,057,240

[1]	Includes Proprietary Technology.
[2]	Related to IPSCO acquisition. See note 32.
[3]	Related to SSPC acquisition. See note 32.